Intangible assets, net (Schedule of estimated future amortization of intangible assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 4,168
2024	2,323
2025	2,040
2026	1,908
2027 and thereafter	4,331
Total	$ 14,770	$ 49,221